CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Preferred shares authorized (in shares)	25,000,000	25,000,000
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred shares issued (in shares)	0	0
Preferred shares outstanding (in shares)	0	0
Class A Ordinary Shares
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares authorized (in shares)	1,000,000,000	1,000,000,000
Common shares outstanding (in shares)	118,217,630	112,026,440
Class B Ordinary Shares
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares authorized (in shares)	100,000,000	100,000,000
Common shares outstanding (in shares)	10,019,983	10,666,528